Related party disclosures - Compensation of Directors and Other Members (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) individual	Dec. 31, 2023 CAD ($) individual
Disclosure Of Related Party Disclosures [Line Items]
Short-term benefits	$ 4,326	$ 5,451
Equity based compensation	6,372	8,015
Total compensation	$ 10,698	$ 13,466
Key management personnel
Disclosure Of Related Party Disclosures [Line Items]
Number of individuals included in the above amounts | individual	14	15